Note B - Securities (Details) - Securities Held to Maturity with Unrealized Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note B - Securities (Details) - Securities Held to Maturity with Unrealized Losses [Line Items]
Less Than 12 Months - Fair Value	$ 6,743	$ 2,018
Less Than 12 Months - Unrecognized Loss	(307)	(63)
12 Months or More - Fair Value	1,142	260
12 Months or More - Unrecognized Loss	(114)	(2)
Fair Value	7,885	2,278
Unrecognized Loss	(421)	(65)
US States and Political Subdivisions Debt Securities [Member]
Note B - Securities (Details) - Securities Held to Maturity with Unrealized Losses [Line Items]
Less Than 12 Months - Fair Value	6,743	2,018
Less Than 12 Months - Unrecognized Loss	(307)	(63)
12 Months or More - Fair Value	1,142	260
12 Months or More - Unrecognized Loss	(114)	(2)
Fair Value	7,885	2,278
Unrecognized Loss	$ (421)	$ (65)